Operating Segment and Geographical Information - Location of identifiable assets other than acquired intangible asset and liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($) segment	Dec. 31, 2022 HKD ($)
Operating Segment and Geographical Information
Number of geographic reportable segments | segment	3
Total liabilities	$ 14,153	$ 12,708
Continuing Operations | Reportable Geographical Components
Operating Segment and Geographical Information
Consolidated total assets before intangible asset	100,579	99,200
Total liabilities	14,153	12,708
Continuing Operations | Reportable Geographical Components | Hong Kong
Operating Segment and Geographical Information
Consolidated total assets before intangible asset	100,579	95,473
Total liabilities	$ 14,153	12,708
Continuing Operations | Reportable Geographical Components | United States
Operating Segment and Geographical Information
Consolidated total assets before intangible asset		$ 3,727